Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Schedule of balances with related parties [table text block]
	December 31,
	2018	2019
	NIS	NIS

Receivables - associates	7	5

Liabilities to related parties, net	6	(1)

Advanced payment to Eurocom DBS (not including interest) for contingent consideration (see Note 12.B.1)	99*	99*

Schedule of transactions with related parties [table text block]
	Year ended December 31,
	2017		2018	2019
	NIS		NIS	NIS

Revenues
From associates	8		6	1
From related parties	23		31	13
Expenses
To related parties	122		54*	20
To associates	5		5	-
Investments
Related parties	28		1	-
Acquisition of DBS (see Note 12.B.1)	(70**	)	-	-
Revised fair value of the excess advance payments for acquisition of DBS (see Note 12.B.1)	56**		43**	-

Disclosure of transactions between related parties [text block]
Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction
April 3, 2017	Approval of Bezeqs’s vote at the general meeting of DBS in favor of the agreement between DBS and Space Communications Ltd. (“Spacecom” and “the Parties” respectively) with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom’s satellites (“the Agreement”), including in favor of implementation of the Agreement.

A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9.

For further information about the Spacecom agreement, see Note 23.1 and 23.2.

Schedule of key management personnel compensation [table text block]
	Year ended December 31
	2017	2018	2019
	NIS	NIS	NIS

Compensation	2	2	4